Annual Operating Expenses - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 28, 2024
Fidelity Advisor Technology Fund - Class A
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.93%
Fidelity Advisor Technology Fund - Class C
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.68%
Fidelity Advisor Technology Fund - Class M
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.18%
Fidelity Advisor Technology Fund - Class I
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.68%
Fidelity Advisor Technology Fund - Class Z
Operating Expenses:
Management fee	0.55%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.56%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.18%, 0.20%, 0.18%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.